Long/Short Large-Cap Portfolio
Long/Short Large-Cap Portfolio
Investment Goal
This Fund seeks above-average total returns.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Long/Short Large-Cap Portfolio		Class I	Class P
Management Fee		1.00%	1.00%
Service Fee		0.20%	none
Other Expenses		1.05%	1.03%
Total Annual Fund Operating Expenses		2.25%	2.03%
Less Fee Waiver	[1]	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses	[2]	2.20%	1.98%
[1]	PLFA has contractually agreed to waive 0.05% of its management fee through April 30, 2014. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days' prior written notice by the Fund, or (iii) if the sub-advisory agreement with J.P. Morgan Investment Management is terminated.
[2]	after Fee Waiver

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. Each Example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example Long/Short Large-Cap Portfolio (USD $)	Class I	Class P
1 year	223	201
3 years	698	632
5 years	1,200	1,089
10 years	2,581	2,354

Expense Example, No Redemption Long/Short Large-Cap Portfolio (USD $)	Class I	Class P
1 year	223	201
3 years	698	632
5 years	1,200	1,089
10 years	2,581	2,354

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate was 138.22% of the average value of the Fund.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in securities of companies with large market capitalizations. The sub-adviser generally considers a company to be a large-capitalization company if the company has a market capitalization similar to companies contained within the S&P 500 Index. As of December 31, 2012, the market capitalization range of the S&P 500 Index was approximately $1.63 billion to $499.70 billion.

The Fund principally invests in, and sells short, equity securities of large, publicly traded companies. Equity securities in which the Fund invests include common stocks, depositary receipts and exchange-traded funds.

The sub-adviser intends to maintain an approximate net long exposure of 100% (long market value minus short market value) to the equity market. However, long and short positions will vary in size as market opportunities change. The Fund's long positions and their equivalents will generally range between 90% and 150%, and short positions will generally range between 0% and 50% of the value of the net assets in the Fund.

The sub-adviser will establish long equity positions in securities that the sub-adviser believes will outperform the market and will take short positions in equity securities the sub-adviser believes will underperform the market. When a short sale occurs, the Fund will arrange through and pay a broker to borrow the security for delivery to the buyer. When the Fund borrows a security, it is obligated to replace the security borrowed at its market price at the time of replacement. The Fund will utilize securities lending to finance the costs of (i) purchasing long positions in excess of the value of the Fund's assets and (ii) borrowing securities sold short. The cost of financing long positions in excess of the value of the Fund's assets and of borrowing securities sold short and associated costs with this strategy are interest and/or transactional costs of the Fund. Accordingly, the Fund will be leveraged and could have more equity exposure than a fund that does not engage in this strategy. However, the Fund intends to maintain an approximate net 100% long exposure. Implementation of the Fund's strategy is dependent upon the ability of cost effective financing of positions.

In general, the sub-adviser buys and covers short sales in equity securities that are identified as undervalued and considers selling or shorting them when they appear overvalued. Along with the valuation approach, the sub-adviser also considers a number of other criteria such as:
  catalysts that could trigger a rise in a stock's price;
  high potential reward compared to potential risk; and
  temporary mispricing caused by apparent market overreactions.

Principal Risks
As with any mutual fund, the value of the Fund's investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The Fund may be affected by the following principal risks:
  Active Management Risk: There is no guarantee that a Manager's principal investment strategies and techniques, as well as particular investment decisions, will achieve a Fund's investment goal, which could have an adverse impact on such Fund's performance generally, relative to other funds with similar investment goals or relative to its benchmark.
  Borrowing Risk: Borrowing money to finance purchases of securities that exceed a Fund's net assets creates leverage. This may exaggerate changes in the net asset value of the Fund's shares and its returns. The Fund bears the added market risk of the securities purchased. Borrowing will cost a Fund interest expense and other fees and may reduce its returns.
  Equity Securities Risk: Stock markets are volatile. The price of equity securities tends to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.
  Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer's goods or services.
  Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. The prices of large-capitalization companies may not rise as much as the prices of companies with smaller market capitalizations.
  Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. The loss on a leveraged investment may far exceed a Fund's principal amount invested. Leverage can magnify a Fund's gains and losses and therefore increase its volatility. The use of leverage may result in the Fund having to liquidate portfolio holdings when it may not be advantageous to do so.
  Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact a Fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value simultaneously. Governmental and regulatory actions, including tax law changes, may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.
  Price Volatility Risk: The market value of a Fund's investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The Fund seeks to balance investments among different types of investments and strategies in an attempt to manage risks. However, this strategy is still subject to price volatility and may lose money, particularly during periods of broad market declines.
  Redemption Risk: Because the Fund may serve as an Underlying Fund of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the Fund, causing potential increases in expenses to the Fund and sale of securities in a short timeframe, both of which could negatively impact performance.
  Securities Lending Risk: When the Fund loans securities to brokers, dealers or financial institutions, there is a risk that the loaned securities will not be returned or that their return will be delayed, as well as a risk of a loss of rights in the collateral if the borrower or lending agent defaults or does not meet its contractual obligations in the transaction.
  Short Sale Risk: A short sale involves the risk that the price at which a Fund purchases a security to replace the borrowed security may be higher than the price that the Fund sold the security, resulting in a loss to the Fund. Such loss is theoretically unlimited. Short sales also involve certain costs and may expose a Fund to leverage risk.

Performance
The bar chart and table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers that were in effect during the periods presented.
Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: Q2 2009: 16.33%; Q4 2008: (21.03%)
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns Long/Short Large-Cap Portfolio	1 year	Since Inception	Inception Date
Class I	18.09%	1.80%	May 01, 2008
Class P	18.32%	3.60%	May 02, 2011
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	16.00%	2.92%	May 01, 2008